Prepaid Land Use Rights	12 Months Ended
Dec. 31, 2011
Prepaid Land Use Rights [Text Block]

9. Prepaid land use rights

Prepaid land use rights represent the land use rights of the Group and are analyzed as follows:

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Prepaid land use rights	10,593	20,419	3,244
Less: Accumulated amortization	(2,052)	(2,421)	(385)
Balance as of December 31, 2011	8,541	17,998	2,859

Including:
Non-current portion	8,188	17,448	2,772
Current portion	353	550	87

The estimated amortization expense of prepaid land use rights for the next five years and thereafter is as follows:

	RMB’000	US$’000
2012	550	87
2013	550	87
2014	550	87
2015	550	87
2016	550	87
Thereafter	15,248	2,424

Total	17,998	2,859

In 2005, the Group paid RMB9,924,000 for a land use right for a term of 30 years in respect of land located beside the existing plant of the Group. In 2011, the Group paid RMB9,826,000 (US$1,561,000) for a land use right for a term of 50 years in respect of land located in Taizhou City, Jiangsu Province, the PRC and the certificate has not been issued at the balance sheet date due to administrative processing reasons. The prepayment is charged to expense on a straight line basis over the lease term of 50 years.

Land lease expense for the years ended December 31, 2009, 2010 and 2011 were RMB353,000, RMB353,000 and RMB369,000 (US$59,000), respectively.